TAXATION - Current income tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
TAXATION
Total	$ 92	Rp 1,291	Rp 1,545
The company
TAXATION
Article 25 - Installment of corporate income tax			6
Article 29 - Corporate income tax		814	1,059
Subsidiaries
TAXATION
Article 25 - Installment of corporate income tax		3	7
Article 29 - Corporate income tax		Rp 474	Rp 473